Non-controlling interests - Narrative (Details) € in Millions, R in Millions					12 Months Ended
	Oct. 03, 2022 EUR (€)	Jun. 30, 2022	Mar. 14, 2022	Jan. 10, 2020 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021	Dec. 31, 2020 ZAR (R)	Jul. 29, 2022 EUR (€)
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					R 3,452
Keliber
Disclosure of subsidiaries [line items]
Proportion of ownership interest in entity			30.30%
Carbon tax | €	€ 2
Consideration Transferred, Asset Acquisition | €	€ 192							€ 146
Keliber | Forecast
Disclosure of subsidiaries [line items]
Proportion of ownership interest in entity		80.00%
Non- controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					R 686		R (324)
NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired				12.05%
Proportion of voting rights held by non-controlling interests					49.90%	49.90%	49.90%
Proportion of ownership interest in subsidiary				50.10%	49.67%	49.51%	49.34%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity							R 0
Consideration				R 1,086
NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity				R 220			R (324)
Western Platinum Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held by non-controlling interests							4.75%